Other Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitment And Contingencies [Line Items]
Cash held in trust for customers	$ 1.4	$ 1.8